UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MARCH 31, 2011 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON September 30, 2011.

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment           [X]; Amendment Number: 2
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: CHARLES R. MATHYS
Title: CHIEF COMPLIANCE OFFICER
Phone: (312)525-6452

Signature, Place, and Date of Signing:

/s/ CHARLES R. MATHYS, CHICAGO, IL   November 14, 2011

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  7

Form 13F Information Table Value Total:  $482414
                                        (thousands)

List of Other Included Managers:  None

Authority 			 	Market  Sh or   SH or   Inv     Sole
Name of Issuer  Class 	CUSIP		 Value	Prn amt	Pr Opt  Discr   Voting
ALBERTO CU	COM	13078100	118211	3171734	SH	DEFIN	3171734
BECKMAN CO	COM	75811109	26733	321812	SH	DEFIN	321812
BECKMAN CO	NOTE2.5	075811AD1	66814	56312000SH	DEFIN	56312000
DOLLAR THR	COM	256743105	40485	606700	SH	DEFIN	606700
GENZYME CO	COM	372917104	146312	1921372	SH	DEFIN	1921372
LUBRIZOL C	COM	549271104	33490	250000	SH CALL	DEFIN	250000
LUBRIZOL C	COM	549271104	50369	376000	SH	DEFIN	376000